RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
RESTRICTED CASH
RESTRICTED CASH

NOTE 7 - RESTRICTED CASH

	12/31/2020	12/31/2019
Marketing - Itaipu	1,314,234	1,356,513
Marketing - PROINFA	1,471,908	1,553,049
PROCEL	495,260	188,004
Collateral Account - SPEs	100,000	100,000
Resources of RGR	30,890	29,970
Itaipu Agreement (a)	161,070	—
Total	3,573,362	3,227,536

(a)In December 2020, a technical and financial cooperation agreement was signed between Furnas and Itaipu Binacional, whose object is the revitalization of Furnas' direct current system dedicated to the Itaipu Hydroelectric Plant.

The Company and its subsidiaries invest their restricted cash resources in non-market funds backed by government bonds, following Resolution No. 3.284 of the Central Bank of Brazil.

Accounting policy

Restricted cash is made up of funds raised by the respective funds that are used exclusively to comply with its regulatory provisions, measured at fair value, and are not available to the Company.